ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Feb. 29, 2016
TAL Hong Kong [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
TAL Beijing [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Huanqiu Zhikang [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Yidu Huida [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Yidu Cayman [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Yidu Hong Kong [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Beijing Xintang Sichuang [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Zhixuesi Beijing [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Yidu Xuedi Beijing [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Maxstep Cayman [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Pengxin TAL [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Tianjin Dongxuetang [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Wuxi TAL [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Firstleap [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%	[1]
Firstleap Hong Kong [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%	[1]
Lebai Information [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%	[1]

[1]	As disclosed in Note 3, the Group acquired Firstleap Education, its subsidiaries, its consolidated VIE and VIE's subsidiaries and schools on January 22, 2016.